Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events
20.	Subsequent events

The following subsequent events were evaluated on April 11, 2025, the date the financial statements were issued. Except as set forth below, there were no events that occurred subsequent to December 31, 2024 that require adjustment to or disclosure in the consolidated financial statements.

In January 2025, one investor exercised warrants to purchase a total of 98,300 Class A ordinary shares at the exercise price of US$6.46 per share. The Company received the gross proceeds of approximately US$635 thousand (approximately RMB4.6 million) by February 3, 2025.

On February 21, 2025, the Company entered into Securities Purchase Agreements with certain investors (collectively, the “Investors”), pursuant to which the Company agreed to issue and sell to the Investors, in a private placement, the Company’s Class A ordinary shares at a purchase price of $6.46 per share. The Company issued an aggregate of 913,714 Class A ordinary shares for gross proceeds of approximately US$5.9 million, which includes US$3.9 million in Bitcoin and US$2.0 million in USDT. The Company received all the gross proceeds by February 20, 2025.

On March 7, 2025, the shareholders of the Company approved to: 1) increase the authorized share capital from US$50,000 divided into 25,000,000 ordinary shares with par value of US$0.002 each to US$4,200,000 divided into 2,100,000,000 shares with a par value of US$0.002 each, comprising of 1,097,141,091 Class A ordinary shares, 2,858,909 Class B ordinary shares, and 1,000,000,000 shares of such class or classes (however designated) as the Directors may determine; and 2) increase the votes per Class B ordinary share from 15 to 30.

In March 2025, the Company entered into two short-term loan agreements with Bank of Hangzhou Co., Ltd, both guaranteed by Mr. Jianping Kong and Haoweiverse, to borrow RMB10.0 million and RMB5.0 million respectively for working capital and general business purpose. The borrowing of RMB10.0 million was additionally guaranteed by a third party financial institution with an annual interest rate of 3.05% and maturity date on March 17, 2026. The borrowing of RMB5.0 million bears an annual interest rate of 3.1% with maturity date February 27, 2026.

From January to April 2025, the Company borrowed a total of approximately RMB4.5 million from Zhejiang Shaoxing Ruifeng Rural Commercial Bank Co., Ltd under the credit line pledged by the land use right and property, plant and equipment of the Company as described in Note 11. The additional borrowings bear an annual interest rate of 5.4% with repayment date on July 25, 2030.